Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 29, 2012
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST XIII
Central Index Key	dei_EntityCentralIndexKey	0000356349
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 28, 2012
MFS Diversified Income Fund (Prospectus Summary) | MFS Diversified Income Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIFAX
MFS Diversified Income Fund (Prospectus Summary) | MFS Diversified Income Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIFCX
MFS Diversified Income Fund (Prospectus Summary) | MFS Diversified Income Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIFIX
MFS Diversified Income Fund (Prospectus Summary) | MFS Diversified Income Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIFDX
MFS Diversified Income Fund (Prospectus Summary) | MFS Diversified Income Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIFEX
MFS Diversified Income Fund (Prospectus Summary) | MFS Diversified Income Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIFFX
MFS Diversified Income Fund (Prospectus Summary) | MFS Diversified Income Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIFGX
MFS Diversified Income Fund (Prospectus Summary) | MFS Diversified Income Fund | R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIFHX
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGLAX
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A (Currently Not Offered)
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A (Currently Not Offered)
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGLIX
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A (Currently Not Offered)
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A (Currently Not Offered)
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A (Currently Not Offered)
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A (Currently Not Offered)
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGLRX
MFS Government Securities Fund (Prospectus Summary) | MFS Government Securities Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFGSX
MFS Government Securities Fund (Prospectus Summary) | MFS Government Securities Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFGBX
MFS Government Securities Fund (Prospectus Summary) | MFS Government Securities Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFGDX
MFS Government Securities Fund (Prospectus Summary) | MFS Government Securities Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGSIX
MFS Government Securities Fund (Prospectus Summary) | MFS Government Securities Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFGGX
MFS Government Securities Fund (Prospectus Summary) | MFS Government Securities Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGVSX
MFS Government Securities Fund (Prospectus Summary) | MFS Government Securities Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFGHX
MFS Government Securities Fund (Prospectus Summary) | MFS Government Securities Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFGJX
MFS Government Securities Fund (Prospectus Summary) | MFS Government Securities Fund | R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFGKX
MFS New Discovery Value Fund (Prospectus Summary) | MFS New Discovery Value Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NDVAX
MFS New Discovery Value Fund (Prospectus Summary) | MFS New Discovery Value Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NDVBX
MFS New Discovery Value Fund (Prospectus Summary) | MFS New Discovery Value Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NDVCX
MFS New Discovery Value Fund (Prospectus Summary) | MFS New Discovery Value Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NDVIX
MFS New Discovery Value Fund (Prospectus Summary) | MFS New Discovery Value Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NDVRX
MFS New Discovery Value Fund (Prospectus Summary) | MFS New Discovery Value Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NDVSX
MFS New Discovery Value Fund (Prospectus Summary) | MFS New Discovery Value Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NDVTX
MFS New Discovery Value Fund (Prospectus Summary) | MFS New Discovery Value Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NDVUX
MFS New Discovery Value Fund (Prospectus Summary) | MFS New Discovery Value Fund | R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NDVVX

MFS Diversified Income Fund (Prospectus Summary) | MFS Diversified Income Fund
Summary of Key Information
Investment Objective
The fund's investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. The annual fund operating expenses for Class R5 shares are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 10 of the fund's prospectus and "Waivers of Sales Charges" on page I-14 of the fund's statement of additional information Part I.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Diversified Income Fund	A		C	I	R1	R2	R3	R4	R5
Shareholder Fees, Column Name	A		C	I	ALL R	ALL R	ALL R	ALL R	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	1.00%	none	none	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Diversified Income Fund	A	C	I	R1	R2	R3	R4	R5
Operating Expenses, Column Name	A	C	I	R1	R2	R3	R4	R5
Management Fee	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.13%
Total Annual Fund Operating Expenses	1.10%	1.85%	0.85%	1.85%	1.35%	1.10%	0.85%	0.78%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.
Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Diversified Income Fund (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A	Class A Shares	582	808	1,052	1,752
C	Class C Shares assuming redemption at end of period	288	582	1,001	2,169
I	Class I Shares	87	271	471	1,049
R1	Class R1 Shares	188	582	1,001	2,169
R2	Class R2 Shares	137	428	739	1,624
R3	Class R3 Shares	112	350	606	1,340
R4	Class R4 Shares	87	271	471	1,049
R5	Class R5 Shares	80	249	433	966

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column Name	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
MFS Diversified Income Fund C	Class C Shares assuming no redemption at end of period	188	582	1,001	2,169

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 64% of the average value of its portfolio.
Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests the fund's assets primarily in a broad range of debt instruments and equity securities of U.S. and foreign issuers, including convertible securities, real estate-related investments, and emerging market securities.

MFS allocates the fund's assets across these categories based on its interpretation of economic and money market conditions, fiscal and monetary policy and asset class and/or security values. These allocations may vary from time to time.

MFS focuses the fund's debt investments on U.S. Government securities, less than investment grade quality debt instruments (lower quality debt instruments), and debt instruments of emerging market issuers. Of the fund's investments in debt instruments, MFS may invest up to 100% of these investments in lower quality debt instruments.

For the equity portion of the fund, MFS focuses on investing the fund's assets in dividend-paying stocks and/or in the stocks of companies it believes are undervalued compared to their perceived worth (value companies). While MFS may invest the equity portion of the fund's assets in companies of any size, MFS generally focuses on companies with large capitalizations.

For the real estate-related portion of the fund, MFS invests the fund's assets in real estate investment trusts (REITs) and other companies principally engaged in the real estate industry. MFS generally focuses the fund's investments in equity REITs, but may also invest in mortgage REITs and other real estate-related investments.  Issuers of real estate-related investments tend to be small- to medium-sized.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected based on fundamental analysis of individual issuers and instruments and quantitative models that systematically evaluate issuers and instruments. In structuring the fund, MFS may also consider top-down factors.
Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Interest Rate Risk:  The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Lower quality debt instruments (commonly referred to as "high yield securities"
or "junk bonds") can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Lower quality debt instruments are regarded as having predominantly speculative characteristics. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the
U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the fund and the overall municipal market.

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Real Estate-Related Investment Risk: The risks of investing in real estate-related securities include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.  The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Derivatives can involve leverage.

Investment Selection and Allocation Risk: MFS' analysis of an investment and its assessment of the mix of general risk and return characteristics of asset classes can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or funds that invest in similar asset classes.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.
Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.
The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.
Class A Bar Chart.

The total return for the three-month period ended March 31, 2012 was 6.55%.
During the period(s) shown in the bar chart, the highest quarterly return was
15.83% (for the calendar quarter ended September 30, 2009) and the lowest quarterly return was (15.17)% (for the calendar quarter ended December 31,
2008).
Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns MFS Diversified Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A	A Shares Returns Before Taxes	0.14%	3.57%	5.13%	May 26, 2006
C	C Shares Returns Before Taxes	3.36%	3.83%	5.27%	May 26, 2006
I	I Shares Returns Before Taxes	5.39%	4.87%	6.34%	May 26, 2006
R1	R1 Shares Returns Before Taxes	4.36%	3.86%	5.31%	May 26, 2006
R2	R2 Shares Returns Before Taxes	4.87%	4.37%	5.83%	May 26, 2006
R3	R3 Shares Returns Before Taxes	5.23%	4.63%	6.09%	May 26, 2006
R4	R4 Shares Returns Before Taxes	5.49%	4.89%	6.36%	May 26, 2006
R5	R5 Shares Returns Before Taxes	5.39%	4.87%	6.34%	May 26, 2006
After Taxes on Distributions A	A Shares Returns After Taxes on Distributions	(0.99%)	1.96%	3.51%	May 26, 2006
After Taxes on Distributions and Sales A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	0.19%	2.11%	3.45%	May 26, 2006
Standard & Poor���s 500 Stock Index	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Standard & Poor's 500 Stock Index	2.11%	(0.25%)	1.93%	May 26, 2006
Barclays U.S. Government/Mortgage Bond Index	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Barclays U.S. Government/Mortgage Bond Index	7.74%	6.56%	6.73%	May 26, 2006
Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index	4.96%	7.74%	8.25%	May 26, 2006
JPMorgan Emerging Markets Bond Index Global	Index Comparisons (Reflects no deduction for fees, expenses or taxes) JPMorgan Emerging Markets Bond Index Global	8.46%	8.08%	9.06%	May 26, 2006
MSCI US REIT Index (gross div)	Index Comparisons (Reflects no deduction for fees, expenses or taxes) MSCI US REIT Index (gross div)	8.69%	(1.51%)	2.83%	May 26, 2006
Russell 1000 Value Index	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Russell 1000 Value Index	0.39%	(2.64%)	0.21%	May 26, 2006

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun 28, 2012
MFS Diversified Income Fund (Prospectus Summary) | MFS Diversified Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary of Key Information
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The fund's investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. The annual fund operating expenses for Class R5 shares are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 10 of the fund's prospectus and "Waivers of Sales Charges" on page I-14 of
		the fund's statement of additional information Part I.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover
		rate was 64% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	The annual fund operating expenses for Class R5 shares are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's
		operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests the fund's assets primarily in a broad range of debt instruments and equity securities of U.S. and foreign issuers, including convertible securities, real estate-related investments, and emerging market securities.

MFS allocates the fund's assets across these categories based on its interpretation of economic and money market conditions, fiscal and monetary policy and asset class and/or security values. These allocations may vary from time to time.

MFS focuses the fund's debt investments on U.S. Government securities, less than investment grade quality debt instruments (lower quality debt instruments), and debt instruments of emerging market issuers. Of the fund's investments in debt instruments, MFS may invest up to 100% of these investments in lower quality debt instruments.

For the equity portion of the fund, MFS focuses on investing the fund's assets in dividend-paying stocks and/or in the stocks of companies it believes are undervalued compared to their perceived worth (value companies). While MFS may invest the equity portion of the fund's assets in companies of any size, MFS generally focuses on companies with large capitalizations.

For the real estate-related portion of the fund, MFS invests the fund's assets in real estate investment trusts (REITs) and other companies principally engaged in the real estate industry. MFS generally focuses the fund's investments in equity REITs, but may also invest in mortgage REITs and other real estate-related investments.  Issuers of real estate-related investments tend to be small- to medium-sized.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected based on fundamental analysis of individual issuers and instruments and quantitative models that systematically evaluate issuers and instruments. In structuring the fund, MFS may also consider top-down
		factors.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Interest Rate Risk:  The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Lower quality debt instruments (commonly referred to as "high yield securities"
or "junk bonds") can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Lower quality debt instruments are regarded as having predominantly speculative characteristics. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the
U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the fund and the overall municipal market.

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Real Estate-Related Investment Risk: The risks of investing in real estate-related securities include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.  The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Derivatives can involve leverage.

Investment Selection and Allocation Risk: MFS' analysis of an investment and its assessment of the mix of general risk and return characteristics of asset classes can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or funds that invest in similar asset classes.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an
		acceptable price.
Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is
		available online at mfs.com or by calling 1-800-225-2606.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-225-2606
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class A Bar Chart.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If
		these sales charges were included, they would reduce the returns shown.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	The total return for the three-month period ended March 31, 2012 was 6.55%.
During the period(s) shown in the bar chart, the highest quarterly return was
15.83% (for the calendar quarter ended September 30, 2009) and the lowest quarterly return was (15.17)% (for the calendar quarter ended December 31,
		2008).
Performance Table, Heading	rr_PerformanceTableHeading	Performance Table.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the
		fund's other classes of shares will vary from the returns shown.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2011)
MFS Diversified Income Fund (Prospectus Summary) | MFS Diversified Income Fund | Standard & Poor���s 500 Stock Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Standard & Poor's 500 Stock Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2006
MFS Diversified Income Fund (Prospectus Summary) | MFS Diversified Income Fund | Barclays U.S. Government/Mortgage Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Barclays U.S. Government/Mortgage Bond Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2006
MFS Diversified Income Fund (Prospectus Summary) | MFS Diversified Income Fund | Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2006
MFS Diversified Income Fund (Prospectus Summary) | MFS Diversified Income Fund | JPMorgan Emerging Markets Bond Index Global
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparisons (Reflects no deduction for fees, expenses or taxes) JPMorgan Emerging Markets Bond Index Global
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2006
MFS Diversified Income Fund (Prospectus Summary) | MFS Diversified Income Fund | MSCI US REIT Index (gross div)
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparisons (Reflects no deduction for fees, expenses or taxes) MSCI US REIT Index (gross div)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.51%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2006
MFS Diversified Income Fund (Prospectus Summary) | MFS Diversified Income Fund | Russell 1000 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparisons (Reflects no deduction for fees, expenses or taxes) Russell 1000 Value Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.64%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2006
MFS Diversified Income Fund (Prospectus Summary) | MFS Diversified Income Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	A
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	582
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	808
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,052
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,752
Annual Return 2007	rr_AnnualReturn2007	0.79%
Annual Return 2008	rr_AnnualReturn2008	(20.41%)
Annual Return 2009	rr_AnnualReturn2009	30.26%
Annual Return 2010	rr_AnnualReturn2010	13.92%
Annual Return 2011	rr_AnnualReturn2011	5.13%
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for the three-month period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.17%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2006
MFS Diversified Income Fund (Prospectus Summary) | MFS Diversified Income Fund | A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.99%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2006
MFS Diversified Income Fund (Prospectus Summary) | MFS Diversified Income Fund | A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2006
MFS Diversified Income Fund (Prospectus Summary) | MFS Diversified Income Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	C
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	288
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	582
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,001
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,169
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	582
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,169
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2006
MFS Diversified Income Fund (Prospectus Summary) | MFS Diversified Income Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	I
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,049
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2006
MFS Diversified Income Fund (Prospectus Summary) | MFS Diversified Income Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R1
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	188
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	582
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,001
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,169
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R1 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2006
MFS Diversified Income Fund (Prospectus Summary) | MFS Diversified Income Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R2
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,624
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R2 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2006
MFS Diversified Income Fund (Prospectus Summary) | MFS Diversified Income Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R3
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,340
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R3 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2006
MFS Diversified Income Fund (Prospectus Summary) | MFS Diversified Income Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R4
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,049
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R4 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.89%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2006
MFS Diversified Income Fund (Prospectus Summary) | MFS Diversified Income Fund | R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R5
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	966
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R5 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2006

[1]	On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund
Summary of Key Information
Investment Objective
The fund's investment objective is to seek total return.
Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. The annual fund operating expenses for Class B, Class
C, Class R1, Class R2, Class R3, Class R4, and Class R5 shares are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 8 of the fund's prospectus and "Waivers of Sales Charges" on page I-13 of the fund's statement of additional information Part I.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Global Real Estate Fund	A		B	C	I	R1	R2	R3	R4	R5
Shareholder Fees, Column Name	A		B	C	I	ALL R	ALL R	ALL R	ALL R	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Global Real Estate Fund	A	B	C	I	R1	R2	R3	R4	R5
Operating Expenses, Column Name	A	B	C	I	R1	R2	R3	R4	R5
Management Fee	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	1.24%	1.99%	1.99%	0.99%	1.99%	1.49%	1.24%	0.99%	0.99%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.
Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Global Real Estate Fund (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A	Class A Shares	694	946	1,217	1,989
B	Class B Shares assuming redemption at end of period	602	924	1,273	2,123
C	Class C Shares assuming redemption at end of period	302	624	1,073	2,317
I	Class I Shares	101	315	547	1,213
R1	Class R1 Shares	202	624	1,073	2,317
R2	Class R2 Shares	152	471	813	1,779
R3	Class R3 Shares	126	393	681	1,500
R4	Class R4 Shares	101	315	547	1,213
R5	Class R5 Shares	101	315	547	1,213

Expense Example, No Redemption MFS Global Real Estate Fund (USD $)	Expense Example, No Redemption, By Year, Column Name	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B	Class B Shares assuming no redemption at end of period	202	624	1,073	2,123
C	Class C Shares assuming no redemption at end of period	202	624	1,073	2,317

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 37% of the average value of its portfolio.
Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests at least 80% of the fund's net assets in U.S. and foreign real estate-related investments.

MFS normally invests the fund's assets primarily in equity securities.

MFS generally focuses the fund's investments in equity real estate investment trusts ("REITs") as well as similar entities formed under the laws of non-U.S.
countries, but may also invest in mortgage REITs, hybrid REITs and other U.S.
and foreign real estate-related investments, including emerging market real estate-related investments.

MFS may invest the fund's assets in real estate-related investments of any size.  However, issuers of real estate-related investments tend to be small-to-medium-sized.

MFS typically allocates the fund's investments across various geographic areas,
REIT managers and property types, but may from time to time focus the fund's investments in any one or a few of these areas.

MFS may invest a large percentage of the fund's assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS selects investments by analyzing the fundamental and relative values of potential investments.
Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Real Estate-Related Investment Risk:  The fund's performance will be closely tied to the performance of real estate-related investments and as a result, can be more volatile than the performance of more broadly-diversified funds. The risks of investing in real estate-related investments include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency;
increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation;
changes in property values and rental rates; and other factors.

Small Cap Risk:  The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the
U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Concentration Risk: The fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.
Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.
The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.
Class A Bar Chart.

The total return for the three-month period ended March 31, 2012 was 12.74%.
During the period(s) shown in the bar chart, the highest quarterly return was
18.70% (for the calendar quarter ended September 30, 2010) and the lowest quarterly return was (18.05)% (for the calendar quarter ended September 30,
2011).
Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns MFS Global Real Estate Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A	A Shares Returns Before Taxes	(12.55%)	27.30%	Mar 11, 2009
B	B Shares Returns Before Taxes	(11.32%)	28.39%	Mar 11, 2009
C	C Shares Returns Before Taxes	(8.69%)	29.07%	Mar 11, 2009
I	I Shares Returns Before Taxes	(6.89%)	30.35%	Mar 11, 2009
R1	R1 Shares Returns Before Taxes	(7.81%)	29.07%	Mar 11, 2009
R2	R2 Shares Returns Before Taxes	(7.35%)	29.71%	Mar 11, 2009
R3	R3 Shares Returns Before Taxes	(7.12%)	30.03%	Mar 11, 2009
R4	R4 Shares Returns Before Taxes	(6.89%)	30.35%	Mar 11, 2009
R5	R5 Shares Returns Before Taxes	(6.89%)	30.35%	Mar 11, 2009
After Taxes on Distributions A	A Shares Returns After Taxes on Distributions	(13.79%)	19.96%	Mar 11, 2009
After Taxes on Distributions and Sales A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(7.65%)	19.62%	Mar 11, 2009
FTSE EPRA/NAREIT Developed Real Estate Index	Index Comparison (Reflects no deduction for fees, expenses or taxes) FTSE EPRA/NAREIT Developed Real Estate Index	(5.82%)	33.50%	Mar 11, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun 28, 2012
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary of Key Information
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The fund's investment objective is to seek total return.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. The annual fund operating expenses for Class B, Class
C, Class R1, Class R2, Class R3, Class R4, and Class R5 shares are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 8 of the fund's prospectus and "Waivers of Sales Charges" on page I-13 of
		the fund's statement of additional information Part I.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover
		rate was 37% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	The annual fund operating expenses for Class B, Class C, Class R1, Class R2, Class R3, Class R4, and Class R5 shares are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's
		operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests at least 80% of the fund's net assets in U.S. and foreign real estate-related investments.

MFS normally invests the fund's assets primarily in equity securities.

MFS generally focuses the fund's investments in equity real estate investment trusts ("REITs") as well as similar entities formed under the laws of non-U.S.
countries, but may also invest in mortgage REITs, hybrid REITs and other U.S.
and foreign real estate-related investments, including emerging market real estate-related investments.

MFS may invest the fund's assets in real estate-related investments of any size.  However, issuers of real estate-related investments tend to be small-to-medium-sized.

MFS typically allocates the fund's investments across various geographic areas,
REIT managers and property types, but may from time to time focus the fund's investments in any one or a few of these areas.

MFS may invest a large percentage of the fund's assets in issuers in a single country, a small number of countries, or a particular geographic region.

MFS selects investments by analyzing the fundamental and relative values of
		potential investments.
Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund's net assets in U.S. and foreign real estate-related investments.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Real Estate-Related Investment Risk:  The fund's performance will be closely tied to the performance of real estate-related investments and as a result, can be more volatile than the performance of more broadly-diversified funds. The risks of investing in real estate-related investments include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency;
increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation;
changes in property values and rental rates; and other factors.

Small Cap Risk:  The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the
U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Concentration Risk: The fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an
		acceptable price.
Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is
		available online at mfs.com or by calling 1-800-225-2606.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-225-2606
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class A Bar Chart.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If
		these sales charges were included, they would reduce the returns shown.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	The total return for the three-month period ended March 31, 2012 was 12.74%.
During the period(s) shown in the bar chart, the highest quarterly return was
18.70% (for the calendar quarter ended September 30, 2010) and the lowest quarterly return was (18.05)% (for the calendar quarter ended September 30,
		2011).
Performance Table, Heading	rr_PerformanceTableHeading	Performance Table.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the
		fund's other classes of shares will vary from the returns shown.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2011)
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | FTSE EPRA/NAREIT Developed Real Estate Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparison (Reflects no deduction for fees, expenses or taxes) FTSE EPRA/NAREIT Developed Real Estate Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.82%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	33.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 11, 2009
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	A
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	694
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	946
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,217
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,989
Annual Return 2010	rr_AnnualReturn2010	15.29%
Annual Return 2011	rr_AnnualReturn2011	(7.22%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for the three-month period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.05%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.55%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	27.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 11, 2009
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.79%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 11, 2009
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.65%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 11, 2009
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	B
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	602
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	924
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,273
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,123
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	202
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	624
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,123
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	B Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.32%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	28.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 11, 2009
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	C
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	302
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	624
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,073
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,317
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	202
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	624
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,317
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.69%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	29.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 11, 2009
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	I
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.89%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	30.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 11, 2009
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R1
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	202
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	624
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,073
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,317
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R1 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.81%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	29.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 11, 2009
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R2
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	152
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	813
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,779
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R2 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.35%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	29.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 11, 2009
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R3
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	681
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,500
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R3 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.12%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	30.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 11, 2009
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R4
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R4 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.89%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	30.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 11, 2009
MFS Global Real Estate Fund (Prospectus Summary) | MFS Global Real Estate Fund | R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R5
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R5 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.89%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	30.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 11, 2009

[1]	On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

MFS Government Securities Fund (Prospectus Summary) | MFS Government Securities Fund
Summary of Key Information
Investment Objective
The fund's investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements. The annual fund operating expenses for Class R5 shares are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 8 of the fund's prospectus and "Waivers of Sales Charges" on page I-14 of the fund's statement of additional information Part I.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Government Securities Fund	A		B	C	I	R1	R2	R3	R4	R5
Shareholder Fees, Column Name	A		B	C	I	ALL R	ALL R	ALL R	ALL R	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Government Securities Fund	A	B	C	I	R1	R2	R3	R4	R5
Operating Expenses, Column Name	A	B	C	I	R1	R2	R3	R4	R5
Management Fee	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.13%
Total Annual Fund Operating Expenses	0.88%	1.63%	1.63%	0.63%	1.63%	1.13%	0.88%	0.63%	0.53%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.
Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Government Securities Fund (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A	Class A Shares	561	742	939	1,508
B	Class B Shares assuming redemption at end of period	566	814	1,087	1,732
C	Class C Shares assuming redemption at end of period	266	514	887	1,933
I	Class I Shares	64	202	351	786
R1	Class R1 Shares	166	514	887	1,933
R2	Class R2 Shares	115	359	622	1,375
R3	Class R3 Shares	90	281	488	1,084
R4	Class R4 Shares	64	202	351	786
R5	Class R5 Shares	54	170	296	665

Expense Example, No Redemption MFS Government Securities Fund (USD $)	Expense Example, No Redemption, By Year, Column Name	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B	Class B Shares assuming no redemption at end of period	166	514	887	1,732
C	Class C Shares assuming no redemption at end of period	166	514	887	1,933

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 49% of the average value of its portfolio.
Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests at least 80% of the fund's net assets in U.S. Government securities.

MFS generally invests substantially all of the fund's assets in investment grade debt instruments.

MFS may invest a relatively large percentage of the fund's assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.
Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.
Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Interest Rate Risk:  The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury are subject to greater credit risk than are U.S.
Government securities supported by the U.S. Treasury.

Issuer Focus Risk:  The fund's performance could be more volatile than the performance of more diversified funds.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.
Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.
The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.
Class A Bar Chart.

The total return for the three-month period ended March 31, 2012 was (0.39)%.
During the period(s) shown in the bar chart, the highest quarterly return was
5.29% (for the calendar quarter ended December 31, 2008) and the lowest quarterly return was (2.23)% (for the calendar quarter ended June 30, 2004).
Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns MFS Government Securities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	A Shares Returns Before Taxes	2.10%	5.27%	4.63%
B	B Shares Returns Before Taxes	2.40%	5.22%	4.54%
C	C Shares Returns Before Taxes	5.38%	5.51%	4.38%
I	I Shares Returns Before Taxes	7.45%	6.57%	5.43%
R1	R1 Shares Returns Before Taxes	6.40%	5.49%	4.27%
R2	R2 Shares Returns Before Taxes	6.93%	6.01%	4.76%
R3	R3 Shares Returns Before Taxes	7.19%	6.27%	5.06%
R4	R4 Shares Returns Before Taxes	7.35%	6.55%	5.35%
R5	R5 Shares Returns Before Taxes	7.45%	6.57%	5.43%
After Taxes on Distributions A	A Shares Returns After Taxes on Distributions	1.07%	3.88%	3.12%
After Taxes on Distributions and Sales A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	1.34%	3.68%	3.04%
Barclays U.S. Government/Mortgage Bond Index	Index Comparison (Reflects no deduction for fees, expenses or taxes) Barclays U.S. Government/Mortgage Bond Index	7.74%	6.56%	5.64%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun 28, 2012
MFS Government Securities Fund (Prospectus Summary) | MFS Government Securities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary of Key Information
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The fund's investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements. The annual fund operating expenses for Class R5 shares are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 8 of the fund's prospectus and "Waivers of Sales Charges" on page I-14 of
		the fund's statement of additional information Part I.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover
		rate was 49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	The annual fund operating expenses for Class R5 shares are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's
		operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests at least 80% of the fund's net assets in U.S. Government securities.

MFS generally invests substantially all of the fund's assets in investment grade debt instruments.

MFS may invest a relatively large percentage of the fund's assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments.
Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the
		fund, MFS may also consider top-down factors.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Interest Rate Risk:  The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury are subject to greater credit risk than are U.S.
Government securities supported by the U.S. Treasury.

Issuer Focus Risk:  The fund's performance could be more volatile than the performance of more diversified funds.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an
		acceptable price.
Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is
		available online at mfs.com or by calling 1-800-225-2606.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-225-2606
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class A Bar Chart.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If
		these sales charges were included, they would reduce the returns shown.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	The total return for the three-month period ended March 31, 2012 was (0.39)%.
During the period(s) shown in the bar chart, the highest quarterly return was
5.29% (for the calendar quarter ended December 31, 2008) and the lowest
		quarterly return was (2.23)% (for the calendar quarter ended June 30, 2004).
Performance Table, Heading	rr_PerformanceTableHeading	Performance Table.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the
		fund's other classes of shares will vary from the returns shown.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2011)
MFS Government Securities Fund (Prospectus Summary) | MFS Government Securities Fund | Barclays U.S. Government/Mortgage Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparison (Reflects no deduction for fees, expenses or taxes) Barclays U.S. Government/Mortgage Bond Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.64%
MFS Government Securities Fund (Prospectus Summary) | MFS Government Securities Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	A
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	561
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	742
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	939
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,508
Annual Return 2002	rr_AnnualReturn2002	9.49%
Annual Return 2003	rr_AnnualReturn2003	1.54%
Annual Return 2004	rr_AnnualReturn2004	3.30%
Annual Return 2005	rr_AnnualReturn2005	2.17%
Annual Return 2006	rr_AnnualReturn2006	3.60%
Annual Return 2007	rr_AnnualReturn2007	7.07%
Annual Return 2008	rr_AnnualReturn2008	8.51%
Annual Return 2009	rr_AnnualReturn2009	4.23%
Annual Return 2010	rr_AnnualReturn2010	4.59%
Annual Return 2011	rr_AnnualReturn2011	7.19%
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for the three-month period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.39%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.23%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.63%
MFS Government Securities Fund (Prospectus Summary) | MFS Government Securities Fund | A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.12%
MFS Government Securities Fund (Prospectus Summary) | MFS Government Securities Fund | A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.04%
MFS Government Securities Fund (Prospectus Summary) | MFS Government Securities Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	B
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	566
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	814
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,087
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,732
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	166
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	514
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	887
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,732
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	B Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.54%
MFS Government Securities Fund (Prospectus Summary) | MFS Government Securities Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	C
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	266
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	514
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	887
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,933
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	166
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	514
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	887
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,933
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.38%
MFS Government Securities Fund (Prospectus Summary) | MFS Government Securities Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	I
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	786
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.43%
MFS Government Securities Fund (Prospectus Summary) | MFS Government Securities Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R1
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	166
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	514
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	887
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,933
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R1 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.27%
MFS Government Securities Fund (Prospectus Summary) | MFS Government Securities Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R2
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R2 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.76%
MFS Government Securities Fund (Prospectus Summary) | MFS Government Securities Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R3
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,084
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R3 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.06%
MFS Government Securities Fund (Prospectus Summary) | MFS Government Securities Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R4
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	786
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R4 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.35%
MFS Government Securities Fund (Prospectus Summary) | MFS Government Securities Fund | R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R5
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	54
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	665
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R5 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.43%

[1]	On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

MFS New Discovery Value Fund (Prospectus Summary) | MFS New Discovery Value Fund
Summary of Key Information
Investment Objective
The fund's investment objective is to seek capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. The annual fund operating expenses for Class R5 shares are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 6 of the fund's prospectus and "Waivers of Sales Charges" on page I-14 of the fund's statement of additional information Part I.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS New Discovery Value Fund	A		B	C	I	R1	R2	R3	R4	R5
Shareholder Fees, Column Name	A		B	C	I	ALL R	ALL R	ALL R	ALL R	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS New Discovery Value Fund	A	B	C	I	R1	R2	R3	R4	R5
Operating Expenses, Column Name	A	B	C	I	R1	R2	R3	R4	R5
Management Fee	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses	1.26%	2.01%	2.01%	1.01%	2.01%	1.51%	1.26%	1.01%	1.01%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.
Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS New Discovery Value Fund (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A	Class A Shares	696	952	1,227	2,010
B	Class B Shares assuming redemption at end of period	604	931	1,283	2,144
C	Class C Shares assuming redemption at end of period	304	631	1,083	2,338
I	Class I Shares	103	322	558	1,236
R1	Class R1 Shares	204	631	1,083	2,338
R2	Class R2 Shares	154	477	824	1,802
R3	Class R3 Shares	128	400	692	1,523
R4	Class R4 Shares	103	322	558	1,236
R5	Class R5 Shares	103	322	558	1,236

Expense Example, No Redemption MFS New Discovery Value Fund (USD $)	Expense Example, No Redemption, By Year, Column Name	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B	Class B Shares assuming no redemption at end of period	204	631	1,083	2,144
C	Class C Shares assuming no redemption at end of period	204	631	1,083	2,338

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  For the period from the fund's commencement of operations on
May 26, 2011 to the fund's fiscal year end of February 29, 2012, the fund's portfolio turnover rate was 56% of the average value of its portfolio.
Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests the fund's assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund's assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the fund's assets in companies of any size, MFS generally focuses on companies with small capitalizations.

MFS may invest the fund's assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.
Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Small Cap Risk:  The stocks of small cap companies can be more volatile than stocks of larger companies.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S.
investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.
Performance Information
The bar chart and performance table are not included because the fund has not had a full calendar year of investment operations.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun 28, 2012
MFS New Discovery Value Fund (Prospectus Summary) | MFS New Discovery Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary of Key Information
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The fund's investment objective is to seek capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. The annual fund operating expenses for Class R5 shares are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 6 of the fund's prospectus and "Waivers of Sales Charges" on page I-14 of
		the fund's statement of additional information Part I.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  For the period from the fund's commencement of operations on
May 26, 2011 to the fund's fiscal year end of February 29, 2012, the fund's
		portfolio turnover rate was 56% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	The annual fund operating expenses for Class R5 shares are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's
		operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests the fund's assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund's assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the fund's assets in companies of any size, MFS generally focuses on companies with small capitalizations.

MFS may invest the fund's assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may
		also be considered.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Small Cap Risk:  The stocks of small cap companies can be more volatile than stocks of larger companies.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S.
investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an
		acceptable price.
Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table are not included because the fund has not had a full calendar year of investment operations.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The bar chart and performance table are not included because the fund has not had a full calendar year of investment operations.
MFS New Discovery Value Fund (Prospectus Summary) | MFS New Discovery Value Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	A
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	696
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	952
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,227
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,010
MFS New Discovery Value Fund (Prospectus Summary) | MFS New Discovery Value Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	B
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	604
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	931
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,283
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,144
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	631
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,083
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,144
MFS New Discovery Value Fund (Prospectus Summary) | MFS New Discovery Value Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	C
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	304
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	631
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,083
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,338
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	631
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,083
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,338
MFS New Discovery Value Fund (Prospectus Summary) | MFS New Discovery Value Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	I
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,236
MFS New Discovery Value Fund (Prospectus Summary) | MFS New Discovery Value Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R1
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	204
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	631
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,083
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,338
MFS New Discovery Value Fund (Prospectus Summary) | MFS New Discovery Value Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R2
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,802
MFS New Discovery Value Fund (Prospectus Summary) | MFS New Discovery Value Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R3
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,523
MFS New Discovery Value Fund (Prospectus Summary) | MFS New Discovery Value Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R4
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,236
MFS New Discovery Value Fund (Prospectus Summary) | MFS New Discovery Value Fund | R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R5
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,236

[1]	On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.